UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.):		[   ] is a restatement.
       [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Charles Fayerweather
Address:	Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-14138

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Kathy A. Caruso
Title:	Duly Authorized
Phone:	617-619-8211

Signature, Place, and Date of Signing:

Kathy A. Caruso		Boston, MA		May 1, 2011
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings
	of this reporting manager are reported in this report.)
[  ]	13F NOTICE. (Check here if no holdings reported are in
	this report, and all holdings are reported
	by other reporting manager(s).)
[  ]	13F COMBINATION REPORT. (Check here if a portion of the holdings
	for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
       [Repeat as necessary.]


Report Summary:


Number of Other Included Managers:	2

Form 13F Information Table Entry Total:	86

Form 13F Information Table Value Total:	23,437
				(x$1000)
List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s)
of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.	Form 13F File Number	Name
3 	28-06281	Michael B. Elefante
6	28-10379	Kurt F. Somerville

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             Common Stock     88579y101     1126    11872 SH       Sole                    11872
3M                             Common Stock     88579y101       95     1000 SH       Defined 06                        1000
ABB LTD SPON ADR               Common Stock     000375204      717    27625 SH       Sole                    27625
ABB LTD SPON ADR               Common Stock     000375204       88     3400 SH       Defined 06                        3400
ABB LTD SPON ADR               Common Stock     000375204       16      600 SH       Defined 03                         600
ANADARKO PETE                  Common Stock     032511107      221     2878 SH       Sole                     2878
ANADARKO PETE                  Common Stock     032511107       38      500 SH       Defined 03                         500
APTARGROUP                     Common Stock     038336103      925    17666 SH       Sole                    17666
APTARGROUP                     Common Stock     038336103       21      400 SH       Defined 03                         400
APTARGROUP                     Common Stock     038336103       73     1400 SH       Defined 06                        1400
AUTOMATIC DATA PROCESSING      Common Stock     053015103      438     8305 SH       Sole                     8305
AUTOMATIC DATA PROCESSING      Common Stock     053015103       32      600 SH       Defined 06                         600
AUTOMATIC DATA PROCESSING      Common Stock     053015103       16      300 SH       Defined 03                         300
BOMBARDIER                     Common Stock     097751200      106    15000 SH       Sole                    15000
CANADIAN NATL RAILWAY          Common Stock     136375102     1343    16805 SH       Sole                    16805
CANADIAN NATL RAILWAY          Common Stock     136375102      148     1850 SH       Defined 06                        1850
CANADIAN NATL RAILWAY          Common Stock     136375102       48      600 SH       Defined 03                         600
CENOVUS ENERGY                 Common Stock     15135u109      271     7191 SH       Sole                     7191
CENOVUS ENERGY                 Common Stock     15135u109       21      550 SH       Defined 06                         550
CHEVRON CORP NEW               Common Stock     166764100      155     1505 SH       Sole                     1505
CHEVRON CORP NEW               Common Stock     166764100      113     1100 SH       Defined 06                        1100
COVIDIEN                       Common Stock     G2554F113      304     5705 SH       Sole                     5705
COVIDIEN                       Common Stock     G2554F113       69     1300 SH       Defined 06                        1300
COVIDIEN                       Common Stock     G2554F113       13      250 SH       Defined 03                         250
CVS CAREMARK                   Common Stock     126650100      423    11246 SH       Sole                    11246
CVS CAREMARK                   Common Stock     126650100       70     1850 SH       Defined 06                        1850
CVS CAREMARK                   Common Stock     126650100       17      450 SH       Defined 03                         450
DEERE                          Common Stock     244199105      727     8815 SH       Sole                     8815
DEERE                          Common Stock     244199105       72      875 SH       Defined 06                         875
DEERE                          Common Stock     244199105       25      300 SH       Defined 03                         300
DEVON ENERGY                   Common Stock     25179m103      350     4445 SH       Sole                     4445
DEVON ENERGY                   Common Stock     25179m103       51      650 SH       Defined 06                         650
E M C CORP MASS                Common Stock     268648102      408    14825 SH       Sole                    14825
E M C CORP MASS                Common Stock     268648102       77     2800 SH       Defined 06                        2800
E M C CORP MASS                Common Stock     268648102        8      300 SH       Defined 03                         300
EMERSON ELECTRIC               Common Stock     291011104     1139    20247 SH       Sole                    20247
EMERSON ELECTRIC               Common Stock     291011104       82     1450 SH       Defined 06                        1450
EMERSON ELECTRIC               Common Stock     291011104       28      500 SH       Defined 03                         500
ENCANA                         Common Stock     292505104      663    21536 SH       Sole                    21536
ENCANA                         Common Stock     292505104       88     2850 SH       Defined 06                        2850
ENCANA                         Common Stock     292505104       22      700 SH       Defined 03                         700
EXXON MOBIL                    Common Stock     30231g102     1419    17437 SH       Sole                    17437
EXXON MOBIL                    Common Stock     30231g102       41      500 SH       Defined 03                         500
EXXON MOBIL                    Common Stock     30231g102       98     1200 SH       Defined 06                        1200
GENERAL ELECTRIC               Common Stock     369604103      458    24303 SH       Sole                    24303
HELMERICH & PAYNE              Common Stock     423452101      206     3120 SH       Sole                     3120
HELMERICH & PAYNE              Common Stock     423452101       33      500 SH       Defined 06                         500
HONEYWELL INTL                 Common Stock     438516106      439     7375 SH       Sole                     7375
INTEL CORP                     Common Stock     458140100      610    27547 SH       Sole                    27547
INTEL CORP                     Common Stock     458140100       73     3300 SH       Defined 06                        3300
INTEL CORP                     Common Stock     458140100       22     1000 SH       Defined 03                        1000
INTL BUSINESS MACH             Common Stock     459200101      348     2028 SH       Sole                     2028
JOHNSON & JOHNSON              Common Stock     478160104      985    14802 SH       Sole                    14802
JOHNSON & JOHNSON              Common Stock     478160104       83     1250 SH       Defined 06                        1250
JOHNSON & JOHNSON              Common Stock     478160104       53      800 SH       Defined 03                         800
MERCK                          Common Stock     58933y105      466    13200 SH       Sole                    13200
MICROSOFT CORP                 Common Stock     594918104      419    16104 SH       Sole                    16104
MICROSOFT CORP                 Common Stock     594918104       36     1400 SH       Defined 06                        1400
MONSANTO                       Common Stock     61166w101      166     2290 SH       Sole                     2290
MONSANTO                       Common Stock     61166w101        4       50 SH       Defined 03                          50
MONSANTO                       Common Stock     61166w101       44      600 SH       Defined 06                         600
NESTLE SA ADR                  Common Stock     641069406     1016    16378 SH       Sole                    16378
NESTLE SA ADR                  Common Stock     641069406       78     1250 SH       Defined 06                        1250
NOBLE GROUP LTD                Common Stock     GB01CLC39      127    80363 SH       Sole                    80363
NOVARTIS AG ADR                Common Stock     66987V109      867    14195 SH       Sole                    14195
NOVARTIS AG ADR                Common Stock     66987V109       86     1400 SH       Defined 06                        1400
NOVARTIS AG ADR                Common Stock     66987V109       24      400 SH       Defined 03                         400
NOVOZYMES                      Common Stock     K46585350      600     3835 SH       Sole                     3835
NOVOZYMES                      Common Stock     K46585350       27      175 SH       Defined 03                         175
NOVOZYMES                      Common Stock     K46585350       47      300 SH       Defined 06                         300
PEPSICO                        Common Stock     713448108      811    11515 SH       Sole                    11515
PEPSICO                        Common Stock     713448108       76     1075 SH       Defined 06                        1075
PEPSICO                        Common Stock     713448108       21      300 SH       Defined 03                         300
PORTLAND GENL                  Common Stock     736508847      259    10250 SH       Sole                    10250
PORTLAND GENL                  Common Stock     736508847       56     2200 SH       Defined 06                        2200
PORTLAND GENL                  Common Stock     736508847        8      300 SH       Defined 03                         300
PROCTER & GAMBLE               Common Stock     742718109     1395    21952 SH       Sole                    21952
PROCTER & GAMBLE               Common Stock     742718109       87     1375 SH       Defined 06                        1375
PROCTER & GAMBLE               Common Stock     742718109       19      300 SH       Defined 03                         300
SCHLUMBERGER                   Common Stock     806857108      171     1975 SH       Sole                     1975
SCHLUMBERGER                   Common Stock     806857108       35      400 SH       Defined 06                         400
STATE STREET                   Common Stock     857477103      158     3500 SH       Sole                     3500
STATE STREET                   Common Stock     857477103       34      750 SH       Defined 06                         750
STATE STREET                   Common Stock     857477103       19      420 SH       Defined 03                         420
UNION PACIFIC                  Common Stock     907818108      684     6550 SH       Sole                     6550
WILMAR INTERNATIONAL LTD       Common Stock     YB17KC690       86    20000 SH       Sole                    20000